Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2015 € / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 € / shares	Dec. 31, 2014 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $		$ 7,255		$ 8,847
Property, plant and equipment, accumulated depreciation | $		409,634		392,563
Intangible assets, accumulated amortization | $		827,084		726,273
Loans receivable, due from related parties | $		$ 7,472		0
Current portion of long-term debt, due to related parties | $				130,451
Accrued and other liabilities, due to related parties | $				$ 3,884
Preference shares, par value (in dollars per share) | € / shares	€ 0.01		€ 0.01
Preference shares, shares authorized		450,000,000		450,000,000
Preference shares, shares issued		0		0
Preference shares, shares outstanding		0		0
Financing shares, par value (in dollars per share) | € / shares	0.01		0.01
Financing shares, shares authorized		40,000,000		40,000,000
Financing shares, shares issued		0		0
Financing shares, shares outstanding		0		0
Common shares, par value (in dollars per share) | € / shares	€ 0.01		€ 0.01
Common shares, shares authorized		410,000,000		410,000,000
Common shares, shares issued		239,707,000		239,707,000
Treasury shares, at cost		6,702,000		7,684,000